CONSOLIDATED BALANCE SHEETS (FY) (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Assets
Operating right of use assets, net	$ 46,138	[1]	$ 43,724	[1],[2]	$ 0	[2]
Liabilities
Accounts payable	120,383	[3]	106,495	[3],[4]	92,908	[4]
Current portion operating lease liability	7,123	[5]	9,177	[5],[6]	0	[6]
Long-term operating lease liabilities	42,261	[7]	$ 37,224	[7],[8]	$ 0	[8]
Class A Units [Member]
Stockholders' equity
Common unit, units outstanding (in units)			19,495,376		19,495,376
Class A-1 Units [Member]
Stockholders' equity
Common unit, units outstanding (in units)			1,842,520		1,842,520
Class B Units [Member]
Stockholders' equity
Common unit, units outstanding (in units)			4,703,628		4,703,628
Related Party [Member]
Assets
Operating right of use assets, net	11,476		$ 13,077
Liabilities
Accounts payable	112,740		102,113		$ 88,799
Current portion operating lease liability	1,912		1,836
Long-term operating lease liabilities	$ 9,994		$ 11,631

[1]	Includes related party operating right-of-use assets, net of $11,476 and $13,077 at September 30, 2023 and December 31, 2022, respectively
[2]	Includes related party operating lease right-of-use assets, net of $13,077 at December 31, 2022
[3]	Includes amounts due to related party of $112,740 and $102,113 at September 30, 2023 and December 31, 2022, respectively
[4]	Includes amounts due to related party of $102,113 and $88,799 at December 31, 2022 and 2021, respectively
[5]	Includes related party current portion of operating lease liabilities of $1,912 and $1,836 at September 30, 2023 and December 31, 2022, respectively
[6]	Includes related party current portion of operating lease liabilities of $1,836 at December 31, 2022
[7]	Includes related party long-term operating lease liabilities of $9,994 and $11,631 at September 30, 2023 and December 31, 2022, respectively
[8]	Includes related party long-term operating lease liabilities of $11,631 at December 31, 2022